Preferred and Common Stock	6 Months Ended
Jun. 30, 2018
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 9: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During the six month period ended June 30, 2018, 3,333 restricted stock units issued to the Company’s employees in 2016, vested.

During the six month period ended June 30, 2017, 0 restricted stock units issued to the Company’s employees vested.

During the six month period ended June 30, 2018, 4,500 restricted shares of common stock, were forfeited upon termination of employment.

During the six month period ended June 30, 2017, 0 restricted shares of common stock, were forfeited upon termination of employment.

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On April 19, 2017, Navios Holdings announced the completion of the offer commenced on March 21, 2017, to exchange newly issued shares of the Company’s common stock for any and all outstanding American Depositary Shares, each representing 1/100th of a share of either Series G or Series H. 360 Series G and 406 Series H shares were validly tendered, representing an aggregate nominal value of approximately $1,843. Navios Holdings paid for tender offer expenses $571, and issued a total of 625,815 shares of common stock with a fair value of $1,127. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series G and Series H of $270.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of June 30, 2018 were $24,807.

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result, the respective dividend rate increased by 0.25%.

Issuances to Employees, Officers and Directors

On December 11, 2017, pursuant to the stock plan approved by the Board of Directors, 4,320,975 common stock was granted to Navios Holdings employees, officers and directors and issued on January 16, 2018.

Navios Holdings had outstanding as of June 30, 2018 and December 31, 2017, 124,706,280 and 120,386,472 shares of common stock, respectively, 14,191 Series G, 28,612 Series H and 3,499 shares of convertible preferred stock for both periods.